UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

JUNE 30, 2006

SEMIANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

Contents

Click Here Performance Summary

Click Here Information About Your Portfolio's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Proxy Voting

Click Here Shareholder Meeting Results

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

The portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the portfolio will be able to mirror the S&P 500® Index closely enough to track its performance. Please read the prospectus for specific details regarding its investments and risk profile.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the portfolio's advisor. DWS Equity 500 Index VIP is not sponsored, endorsed, sold, nor promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. There is no guarantee that the portfolio will be able to mirror the S&P 500 index closely enough to track its performance.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2006

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Portfolio's most recent month-end performance call 1-800-621-1048. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns for Classes A, B and B2 shares during the period reflect a fee waiver/and or reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Equity 500 Index VIP — Class A [] S&P 500 Index

The Standard & Poor's (S&P) 500 Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2006)
DWS Equity 500 Index VIP		6-Month*	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$10,256	$10,834	$13,642	$11,140	$14,876
	Average annual total return	2.56%	8.34%	10.91%	2.18%	4.65%
S&P 500 Index	Growth of $10,000	$10,271	$10,863	$13,757	$11,311	$15,358
	Average annual total return	2.71%	8.63%	11.22%	2.49%	5.03%
DWS Equity 500 Index VIP			6-Month*	1-Year	3-Year	Life of Class**
Class B	Growth of $10,000		$10,246	$10,815	$13,549	$12,437
	Average annual total return		2.46%	8.15%	10.65%	5.37%
S&P 500 Index	Growth of $10,000		$10,271	$10,863	$13,757	$12,715
	Average annual total return		2.71%	8.63%	11.22%	5.93%
DWS Equity 500 Index VIP					6-Month*	Life of Class****
Class B2	Growth of $10,000				$10,242	$10,361
	Average annual total return				2.42%	3.61%
S&P 500 Index	Growth of $10,000				$10,271	$10,485
	Average annual total return				2.71%	4.85%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on October 1, 1997. Index returns began on September 30, 1997.

** The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

*** The Portfolio commenced offering Class B2 shares on September 16, 2005. Index returns began on September 30, 2005.

* Total returns shown for periods less than one year are not annualized.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-scudder.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual portfolios. In the most recent period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/06	$ 1,025.60	$ 1,024.60	$ 1,024.20
Expenses Paid per $1,000*	$ 1.36	$ 2.61	$ 3.16
Hypothetical 5% Portfolio Return	Class A	Class B	Class B2
Beginning Account Value 1/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/06	$ 1,023.46	$ 1,022.22	$ 1,021.67
Expenses Paid per $1,000*	$ 1.35	$ 2.61	$ 3.16

* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.27%	.52%	.63%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2006

The US economy continues to perform well, despite high energy costs and rising interest rates. Corporate profits have been growing, and business investment has been a key driver of economic growth. Consumer spending remains reasonably strong, although there are signs of moderation, especially in housing. Most indicators point to continued economic growth, albeit at a slower rate than in the early months of 2006.

The broad equity market, as measured by the Standard & Poor's 500 (S&P 500) Index, had a return of 2.71% for the six-month period ended June 30, 2006. Value stocks, measured by the Russell 1000 Value Index, performed much better than growth stocks, measured by the Russell 1000 Growth Index, which had a negative return for the six-month period. With a return of 2.56% (Class A shares, unadjusted for contract charges), the Portfolio's return was slightly below that of its benchmark, the S&P 500 Index, for the first half of the year. Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the S&P 500 Index, the Portfolio's return is normally quite close to the return of the index.

For the six months ended June 30, 2006, eight of the 10 industry sectors within the S&P 500 had positive returns. The strongest sector was telecommunications, with a return of 13.81%, followed closely by energy, with a return of 13.71%. The two sectors with negative returns were information technology (5.90%) and health care (3.79%).

Chad M. Rakvin, CFA

Vice President
Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the portfolio's most recent month-end performance call 1-800-621-1048. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns for Class A, B and B2 shares during the period reflect a fee waiver and/or reimbursement; without this waiver/reimbursement, returns would have been lower.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. The Portfolio may not be able to mirror the S&P 500 index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio and the potential underperformance of stocks selected. Please read this Portfolio's prospectus for specific details regarding the Portfolio's investments and risk profile.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly into an index.

"Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Portfolio's investment advisor. This Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Portfolio management market commentary is as of June 30, 2006, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	6/30/06	12/31/05

Common Stocks	97%	98%
Cash Equivalents	3%	2%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/06	12/31/05

Financials	22%	22%
Information Technology	15%	15%
Health Care	12%	13%
Industrials	12%	11%
Energy	10%	9%
Consumer Discretionary	10%	11%
Consumer Staples	10%	10%
Utilities	3%	3%
Telecommunication Services	3%	3%
Other	3%	3%
	100%	100%
Ten Largest Equity Holdings (18.9% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.1%
2. General Electric Co. Industrial conglomerate	2.9%
3. Citigroup, Inc. Provider of diversified financial services	2.1%
4. Bank of America Corp. Provider of commercial banking services	1.9%
5. Microsoft Corp. Developer of computer software	1.7%
6. Procter & Gamble Co. Manufacturer of diversified consumer products	1.6%
7. Johnson & Johnson Provider of health care products	1.5%
8. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and nonprescription self medications	1.5%
9. Altria Group, Inc. Parent company operating in the tobacco and food industries	1.3%
10. American International Group, Inc. Provider of insurance services	1.3%

Asset allocation, sector diversification, and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2006 (Unaudited)

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 9.8%
Auto Components 0.1%
Cooper Tire & Rubber Co. (a)	6,549	72,956
Goodyear Tire & Rubber Co.* (a)	18,694	207,503
Johnson Controls, Inc.	20,446	1,681,070
		1,961,529
Automobiles 0.4%
Ford Motor Co.	230,375	1,596,499
General Motors Corp. (a)	67,666	2,015,770
Harley-Davidson, Inc.	34,686	1,903,914
		5,516,183
Distributors 0.1%
Genuine Parts Co.	17,909	746,089
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	17,844	921,999
H&R Block, Inc.	34,696	827,847
		1,749,846
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	46,746	1,951,178
Darden Restaurants, Inc.	13,854	545,848
Harrah's Entertainment, Inc.	21,719	1,545,958
Hilton Hotels Corp.	34,732	982,221
International Game Technology	41,356	1,569,047
Marriott International, Inc. "A"	34,240	1,305,229
McDonald's Corp.	149,391	5,019,538
Starbucks Corp.*	92,328	3,486,305
Starwood Hotels & Resorts Worldwide, Inc.	27,825	1,678,960
Wendy's International, Inc.	12,111	705,950
YUM! Brands, Inc.	29,158	1,465,773
		20,256,007
Household Durables 0.6%
Black & Decker Corp.	8,122	685,984
Centex Corp.	16,035	806,560
D.R. Horton, Inc.	28,600	681,252
Fortune Brands, Inc.	15,555	1,104,561
Harman International Industries, Inc.	6,900	589,053
KB Home	9,892	453,548
Leggett & Platt, Inc.	19,064	476,219
Lennar Corp. "A"	18,100	803,097
Newell Rubbermaid, Inc.	28,397	733,495
Pulte Homes, Inc.	22,882	658,773
Snap-on, Inc.	4,993	201,817
The Stanley Works	8,356	394,570
Whirlpool Corp.	10,088	833,773
		8,422,702
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	32,528	1,258,183
Leisure Equipment & Products 0.2%
Brunswick Corp.	10,006	332,700
Eastman Kodak Co. (a)	30,707	730,212
Hasbro, Inc.	17,986	325,726
Mattel, Inc.	40,998	676,877
		2,065,515
	Shares	Value ($)

Media 3.3%
CBS Corp. "B"	81,487	2,204,223
Clear Channel Communications, Inc.	54,552	1,688,384
Comcast Corp. "A"*	252,958	8,281,845
Dow Jones & Co., Inc.	6,261	219,198
E.W. Scripps Co. "A"	9,100	392,574
Gannett Co., Inc.	25,042	1,400,599
Interpublic Group of Companies, Inc.*	45,497	379,900
McGraw-Hill Companies, Inc.	42,664	2,143,026
Meredith Corp.	4,124	204,303
New York Times Co. "A" (a)	14,510	356,075
News Corp. "A"	283,554	5,438,566
Omnicom Group, Inc.	22,516	2,005,950
Time Warner, Inc.	495,330	8,569,209
Tribune Co.	27,783	901,003
Univision Communications, Inc. "A"*	23,793	797,066
Viacom, Inc. "B"*	81,487	2,920,494
Walt Disney Co.	261,280	7,838,400
		45,740,815
Multiline Retail 1.1%
Big Lots, Inc.*	10,092	172,371
Dillard's, Inc. "A"	6,451	205,464
Dollar General Corp.	33,684	470,902
Family Dollar Stores, Inc.	16,370	399,919
Federated Department Stores, Inc.	58,708	2,148,713
J.C. Penney Co., Inc.	24,622	1,662,231
Kohl's Corp.*	37,778	2,233,436
Nordstrom, Inc.	28,748	1,049,302
Sears Holdings Corp.*	12,343	1,911,190
Target Corp.	102,310	4,999,890
		15,253,418
Specialty Retail 2.0%
AutoNation, Inc.*	15,851	339,845
AutoZone, Inc.*	5,791	510,766
Bed Bath & Beyond, Inc.*	29,516	979,046
Best Buy Co., Inc.	49,536	2,716,554
Circuit City Stores, Inc.	16,230	441,781
Home Depot, Inc.	239,099	8,557,353
Limited Brands, Inc.	36,670	938,385
Lowe's Companies, Inc.	92,950	5,639,277
Office Depot, Inc.*	31,203	1,185,714
OfficeMax, Inc.	7,441	303,221
RadioShack Corp.	14,545	203,630
Staples, Inc.	78,389	1,906,420
The Gap, Inc.	67,932	1,182,017
The Sherwin-Williams Co.	11,689	554,994
Tiffany & Co.	14,900	491,998
TJX Companies, Inc.	48,958	1,119,180
		27,070,181
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	47,300	1,414,270
Jones Apparel Group, Inc.	11,994	381,289
Liz Claiborne, Inc.	10,724	397,432
NIKE, Inc. "B"	22,975	1,860,975
VF Corp.	9,287	630,773
		4,684,739
	Shares	Value ($)

Consumer Staples 9.4%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	94,209	4,294,988
Brown-Forman Corp. "B"	8,780	627,331
Coca-Cola Co.	243,914	10,493,180
Coca-Cola Enterprises, Inc.	32,150	654,895
Constellation Brands, Inc. "A"*	20,600	515,000
Molson Coors Brewing Co. "B"	5,992	406,737
Pepsi Bottling Group, Inc.	15,111	485,819
PepsiCo, Inc.	195,746	11,752,590
		29,230,540
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	51,445	2,939,053
CVS Corp.	94,134	2,889,914
Kroger Co.	76,463	1,671,481
Safeway, Inc.	47,727	1,240,902
SUPERVALU, Inc.	21,448	658,458
Sysco Corp.	65,357	1,997,310
Wal-Mart Stores, Inc.	293,527	14,139,196
Walgreen Co.	121,696	5,456,849
Whole Foods Market, Inc.	15,400	995,456
		31,988,619
Food Products 1.1%
Archer-Daniels-Midland Co.	78,207	3,228,385
Campbell Soup Co.	19,785	734,221
ConAgra Foods, Inc.	54,905	1,213,950
Dean Foods Co.*	14,400	535,536
General Mills, Inc.	37,528	1,938,696
H.J. Heinz Co.	42,379	1,746,862
Kellogg Co.	26,532	1,284,945
McCormick & Co., Inc.	13,114	439,975
Sara Lee Corp.	80,739	1,293,439
The Hershey Co.	18,946	1,043,356
Tyson Foods, Inc. "A"	26,500	393,790
William Wrigley Jr. Co.	23,433	1,062,921
		14,916,076
Household Products 2.2%
Clorox Co.	16,030	977,349
Colgate-Palmolive Co.	63,621	3,810,898
Kimberly-Clark Corp.	53,947	3,328,530
Procter & Gamble Co.	385,055	21,409,058
		29,525,835
Personal Products 0.2%
Alberto-Culver Co.	8,155	397,312
Avon Products, Inc.	47,570	1,474,670
Estee Lauder Companies, Inc. "A"	12,600	487,242
		2,359,224
Tobacco 1.5%
Altria Group, Inc.	244,970	17,988,147
Reynolds American, Inc.	9,664	1,114,259
UST, Inc.	17,235	778,850
		19,881,256
Energy 9.9%
Energy Equipment & Services 2.0%
Baker Hughes, Inc.	40,071	3,279,811
BJ Services Co.	34,486	1,284,948
Halliburton Co.	61,991	4,600,352
Nabors Industries Ltd.*	33,296	1,125,072
National-Oilwell Varco, Inc.*	18,400	1,165,088
	Shares	Value ($)

Noble Corp.	14,495	1,078,718
Rowan Companies, Inc.	11,582	412,204
Schlumberger Ltd.	140,018	9,116,572
Transocean, Inc.*	39,803	3,196,977
Weatherford International Ltd.*	40,244	1,996,907
		27,256,649
Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp.	49,414	2,356,554
Apache Corp.	35,653	2,433,317
Chesapeake Energy Corp.	39,400	1,191,850
Chevron Corp.	261,782	16,246,191
ConocoPhillips	194,142	12,722,125
CONSOL Energy, Inc.	11,286	527,282
Devon Energy Corp.	54,292	3,279,780
El Paso Corp.	79,254	1,188,810
EOG Resources, Inc.	25,657	1,779,056
ExxonMobil Corp.	699,904	42,939,110
Hess Corp.	25,350	1,339,748
Kerr-McGee Corp.	29,108	2,018,640
Kinder Morgan, Inc.	14,422	1,440,614
Marathon Oil Corp.	40,771	3,396,224
Murphy Oil Corp.	19,100	1,066,926
Occidental Petroleum Corp.	51,944	5,326,857
Sunoco, Inc.	14,216	985,027
Valero Energy Corp.	73,772	4,907,314
Williams Companies, Inc.	66,687	1,557,808
XTO Energy, Inc.	38,408	1,700,322
		108,403,555
Financials 20.9%
Capital Markets 3.4%
Ameriprise Financial, Inc.	26,105	1,166,110
Bank of New York Co., Inc.	95,884	3,087,465
Bear Stearns Companies, Inc.	13,730	1,923,299
Charles Schwab Corp.	111,889	1,787,986
E*TRADE Financial Corp.*	49,100	1,120,462
Federated Investors, Inc. "B"	8,900	280,350
Franklin Resources, Inc.	16,052	1,393,474
Janus Capital Group, Inc.	22,371	400,441
Legg Mason, Inc.	15,300	1,522,656
Lehman Brothers Holdings, Inc.	65,142	4,244,001
Mellon Financial Corp.	43,775	1,507,173
Merrill Lynch & Co., Inc.	109,072	7,587,048
Morgan Stanley	127,640	8,068,125
Northern Trust Corp.	20,549	1,136,360
State Street Corp.	41,165	2,391,275
T. Rowe Price Group, Inc.	27,720	1,048,093
The Goldman Sachs Group, Inc.	51,533	7,752,109
		46,416,427
Commercial Banks 4.1%
AmSouth Bancorp.	36,028	952,941
BB&T Corp.	56,434	2,347,090
Comerica, Inc.	17,137	890,953
Commerce Bancorp, Inc. (a)	21,700	774,039
Compass Bancshares, Inc.	12,200	678,320
Fifth Third Bancorp.	58,606	2,165,492
First Horizon National Corp.	13,298	534,580
Huntington Bancshares, Inc.	29,960	706,457
KeyCorp.	42,829	1,528,139
M&T Bank Corp.	8,450	996,424
Marshall & Ilsley Corp.	21,254	972,158
National City Corp.	69,976	2,532,431
	Shares	Value ($)

North Fork Bancorp., Inc.	50,146	1,512,905
PNC Financial Services Group, Inc.	30,826	2,163,060
Regions Financial Corp.	48,433	1,604,101
SunTrust Banks, Inc.	46,271	3,528,626
Synovus Financial Corp.	31,803	851,684
US Bancorp.	215,954	6,668,659
Wachovia Corp.	192,197	10,394,014
Wells Fargo & Co.	197,424	13,243,202
Zions Bancorp.	12,811	998,489
		56,043,764
Consumer Finance 1.0%
American Express Co.	147,625	7,856,602
Capital One Financial Corp.	36,437	3,113,542
SLM Corp.	45,078	2,385,528
		13,355,672
Diversified Financial Services 5.4%
Bank of America Corp.	527,886	25,391,317
CIT Group, Inc.	21,824	1,141,177
Citigroup, Inc.	582,631	28,106,119
JPMorgan Chase & Co.	409,162	17,184,804
Moody's Corp.	30,352	1,652,970
		73,476,387
Insurance 4.5%
ACE Ltd.	35,176	1,779,554
AFLAC, Inc.	52,537	2,435,090
Allstate Corp.	79,056	4,326,735
Ambac Financial Group, Inc.	11,078	898,426
American International Group, Inc.	304,381	17,973,698
Aon Corp.	33,883	1,179,806
Chubb Corp.	49,170	2,453,583
Cincinnati Financial Corp.	17,609	827,799
Genworth Financial, Inc. "A"	39,900	1,390,116
Hartford Financial Services Group, Inc.	37,434	3,166,916
Lincoln National Corp.	31,269	1,764,822
Loews Corp.	42,970	1,523,287
Marsh & McLennan Companies, Inc.	57,413	1,543,836
MBIA, Inc.	14,164	829,302
MetLife, Inc.	92,432	4,733,443
Principal Financial Group, Inc.	29,611	1,647,852
Progressive Corp.	84,956	2,184,219
Prudential Financial, Inc.	60,363	4,690,205
Safeco Corp.	13,118	739,199
The St. Paul Travelers Companies, Inc.	85,771	3,823,671
Torchmark Corp.	10,310	626,023
UnumProvident Corp.	31,565	572,274
XL Capital Ltd. "A"	18,577	1,138,770
		62,248,626
Real Estate Investment Trusts 0.9%
Apartment Investment & Management Co. "A" (REIT)	9,600	417,120
Archstone-Smith Trust (REIT)	21,800	1,108,966
Boston Properties, Inc. (REIT)	9,600	867,840
Equity Office Properties Trust (REIT)	53,120	1,939,411
Equity Residential (REIT)	30,630	1,370,080
Kimco Realty Corp. (REIT)	21,400	780,886
Plum Creek Timber Co., Inc. (REIT)	18,700	663,850
ProLogis (REIT)	25,700	1,339,484
	Shares	Value ($)

Public Storage, Inc. (REIT)	8,800	667,920
Simon Property Group, Inc. (REIT)	24,641	2,043,724
Vornado Realty Trust (REIT)	16,300	1,590,065
		12,789,346
Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	73,438	2,796,519
Fannie Mae	109,550	5,269,355
Freddie Mac	76,963	4,387,661
Golden West Financial Corp.	32,587	2,417,955
MGIC Investment Corp.	9,242	600,730
Sovereign Bancorp, Inc.	39,499	802,223
Washington Mutual, Inc. (a)	111,143	5,065,898
		21,340,341
Health Care 11.9%
Biotechnology 1.2%
Amgen, Inc.*	137,816	8,989,738
Biogen Idec, Inc.*	36,260	1,679,926
Genzyme Corp.*	29,603	1,807,263
Gilead Sciences, Inc.*	55,886	3,306,216
MedImmune, Inc.*	26,375	714,762
		16,497,905
Health Care Equipment & Supplies 1.5%
Bausch & Lomb, Inc. (a)	7,436	364,661
Baxter International, Inc.	74,603	2,742,406
Becton, Dickinson & Co.	26,278	1,606,374
Biomet, Inc.	26,143	818,014
Boston Scientific Corp.*	145,365	2,447,947
C.R. Bard, Inc.	10,998	805,714
Hospira, Inc.*	16,720	717,957
Medtronic, Inc.	143,325	6,724,809
St. Jude Medical, Inc.*	38,688	1,254,265
Stryker Corp.	31,082	1,308,863
Zimmer Holdings, Inc.*	26,184	1,485,157
		20,276,167
Health Care Providers & Services 2.6%
Aetna, Inc.	68,472	2,734,087
AmerisourceBergen Corp.	21,782	913,101
Cardinal Health, Inc.	46,700	3,004,211
Caremark Rx, Inc.*	54,777	2,731,729
CIGNA Corp.	14,835	1,461,396
Coventry Health Care, Inc.*	16,995	933,705
Express Scripts, Inc.*	18,834	1,351,151
HCA, Inc.	48,300	2,084,145
Health Management Associates, Inc. "A"	25,402	500,673
Humana, Inc.*	17,375	933,038
Laboratory Corp. of America Holdings*	13,291	827,099
Manor Care, Inc.	8,338	391,219
McKesson Corp.	32,315	1,527,853
Medco Health Solutions, Inc.*	35,964	2,060,018
Patterson Companies, Inc.*	14,700	513,471
Quest Diagnostics, Inc.	17,216	1,031,583
Tenet Healthcare Corp.*	48,500	338,530
UnitedHealth Group, Inc.	159,508	7,142,768
WellPoint, Inc.*	73,788	5,369,553
		35,849,330
Health Care Technology 0.0%
IMS Health, Inc.	21,030	564,655
	Shares	Value ($)

Life Sciences Tools & Services 0.3%
Applera Corp. — Applied Biosystems Group	19,929	644,703
Fisher Scientific International, Inc.*	15,208	1,110,945
Millipore Corp.*	5,115	322,194
PerkinElmer, Inc.	12,836	268,272
Thermo Electron Corp.*	16,605	601,765
Waters Corp.*	11,100	492,840
		3,440,719
Pharmaceuticals 6.3%
Abbott Laboratories	182,082	7,940,596
Allergan, Inc.	16,362	1,754,988
Barr Pharmaceuticals, Inc.*	11,200	534,128
Bristol-Myers Squibb Co.	221,062	5,716,663
Eli Lilly & Co.	133,537	7,380,590
Forest Laboratories, Inc.*	34,695	1,342,350
Johnson & Johnson	348,434	20,878,165
King Pharmaceuticals, Inc.*	26,086	443,462
Merck & Co., Inc.	258,159	9,404,732
Mylan Laboratories, Inc.	23,236	464,720
Pfizer, Inc.	857,889	20,134,655
Schering-Plough Corp.	164,150	3,123,775
Watson Pharmaceuticals, Inc.*	10,755	250,377
Wyeth	158,776	7,051,242
		86,420,443
Industrials 11.4%
Aerospace & Defense 2.4%
Boeing Co.	94,908	7,773,914
General Dynamics Corp.	47,334	3,098,483
Goodrich Corp.	13,061	526,228
Honeywell International, Inc.	101,047	4,072,194
L-3 Communications Holdings, Inc.	15,600	1,176,552
Lockheed Martin Corp.	44,793	3,213,450
Northrop Grumman Corp.	36,931	2,365,800
Raytheon Co.	47,496	2,116,897
Rockwell Collins, Inc.	18,331	1,024,153
United Technologies Corp.	120,900	7,667,478
		33,035,149
Air Freight & Logistics 1.1%
FedEx Corp.	33,565	3,922,406
United Parcel Service, Inc. "B"	128,958	10,617,112
		14,539,518
Airlines 0.1%
Southwest Airlines Co.	82,195	1,345,532
Building Products 0.2%
American Standard Companies, Inc.	18,964	820,572
Masco Corp.	43,865	1,300,159
		2,120,731
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	25,475	289,396
Avery Dennison Corp.	11,186	649,459
Cendant Corp.	124,185	2,022,974
Cintas Corp.	16,642	661,686
Equifax, Inc.	13,291	456,413
Monster Worldwide, Inc.*	18,285	780,038
Pitney Bowes, Inc.	23,746	980,710
R.R. Donnelley & Sons Co.	22,129	707,021
Robert Half International, Inc.	17,700	743,400
	Shares	Value ($)

Waste Management, Inc.	64,569	2,316,736
		9,607,833
Construction & Engineering 0.1%
Fluor Corp.	11,525	1,071,018
Electrical Equipment 0.5%
American Power Conversion Corp.	18,114	353,042
Cooper Industries Ltd. "A"	9,464	879,395
Emerson Electric Co.	50,652	4,245,144
Rockwell Automation, Inc.	18,747	1,349,972
		6,827,553
Industrial Conglomerates 4.0%
3M Co.	90,336	7,296,439
General Electric Co.	1,213,632	40,001,311
Textron, Inc.	17,141	1,580,057
Tyco International Ltd.	238,553	6,560,207
		55,438,014
Machinery 1.5%
Caterpillar, Inc.	79,836	5,946,185
Cummins, Inc.	6,278	767,486
Danaher Corp.	25,065	1,612,181
Deere & Co.	27,212	2,271,930
Dover Corp.	21,702	1,072,730
Eaton Corp.	15,305	1,153,997
Illinois Tool Works, Inc.	48,594	2,308,215
Ingersoll-Rand Co., Ltd. "A"	34,522	1,476,851
ITT Industries, Inc.	19,494	964,953
Navistar International Corp.*	6,571	161,712
PACCAR, Inc.	19,934	1,642,163
Pall Corp.	12,353	345,884
Parker Hannifin Corp.	12,679	983,890
		20,708,177
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	45,538	3,608,886
CSX Corp.	23,074	1,625,333
Norfolk Southern Corp.	44,386	2,362,223
Ryder System, Inc.	5,952	347,775
Union Pacific Corp.	32,281	3,000,842
		10,945,059
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	8,509	640,132
Information Technology 14.5%
Communications Equipment 2.7%
ADC Telecommunications, Inc.*	12,330	207,884
Andrew Corp.*	20,880	184,997
Avaya, Inc.*	44,092	503,531
Ciena Corp.*	61,460	295,622
Cisco Systems, Inc.*	718,495	14,032,207
Comverse Technologies, Inc.*	21,306	421,220
Corning, Inc.*	183,222	4,432,140
JDS Uniphase Corp.*	199,831	505,572
Juniper Networks, Inc.*	59,600	953,004
Lucent Technologies, Inc.*	487,185	1,178,988
Motorola, Inc.	294,680	5,937,802
QUALCOMM, Inc.	194,720	7,802,430
Tellabs, Inc.*	47,516	632,438
		37,087,835
Computers & Peripherals 3.3%
Apple Computer, Inc.*	99,962	5,709,830
Dell, Inc.*	262,809	6,415,168
EMC Corp.*	265,567	2,913,270
	Shares	Value ($)

Gateway, Inc.*	28,177	53,536
Hewlett-Packard Co.	322,727	10,223,991
International Business Machines Corp.	184,202	14,150,398
Lexmark International, Inc. "A"*	11,568	645,841
NCR Corp.*	19,451	712,685
Network Appliance, Inc.*	40,784	1,439,675
QLogic Corp.*	17,018	293,390
SanDisk Corp.*	25,400	1,294,892
Sun Microsystems, Inc.*	375,581	1,558,661
		45,411,337
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	48,997	1,546,345
Jabil Circuit, Inc.	18,147	464,563
Molex, Inc.	15,217	510,835
Sanmina-SCI Corp.*	60,617	278,838
Solectron Corp.*	96,707	330,738
Symbol Technologies, Inc.	26,250	283,238
Tektronix, Inc.	7,924	233,124
		3,647,681
Internet Software & Services 1.4%
eBay, Inc.*	136,968	4,011,793
Google, Inc. "A"*	23,841	9,997,246
VeriSign, Inc.*	27,700	641,809
Yahoo!, Inc.*	149,688	4,939,704
		19,590,552
IT Services 1.0%
Affiliated Computer Services, Inc. "A"*	13,473	695,342
Automatic Data Processing, Inc.	71,708	3,251,958
Computer Sciences Corp.*	19,644	951,555
Convergys Corp.*	13,472	262,704
Electronic Data Systems Corp.	54,191	1,303,835
First Data Corp.	93,012	4,189,261
Fiserv, Inc.*	21,542	977,145
Paychex, Inc.	35,211	1,372,525
Sabre Holdings Corp.	12,752	280,544
Unisys Corp.*	34,080	214,022
		13,498,891
Office Electronics 0.1%
Xerox Corp.*	103,888	1,445,082
Semiconductors & Semiconductor Equipment 2.7%
Advanced Micro Devices, Inc.*	59,760	1,459,339
Altera Corp.*	37,886	664,899
Analog Devices, Inc.	38,635	1,241,729
Applied Materials, Inc.	192,630	3,136,016
Broadcom Corp. "A"*	54,421	1,635,351
Freescale Semiconductor, Inc. "B"*	43,287	1,272,638
Intel Corp.	689,045	13,057,403
KLA-Tencor Corp.	25,845	1,074,377
Linear Technology Corp.	32,214	1,078,847
LSI Logic Corp.*	39,813	356,326
Maxim Integrated Products, Inc.	39,601	1,271,588
Micron Technology, Inc.* (a)	77,320	1,164,439
National Semiconductor Corp.	35,926	856,835
Novellus Systems, Inc.*	14,014	346,146
NVIDIA Corp.*	41,914	892,349
PMC-Sierra, Inc.*	23,410	220,054
Teradyne, Inc.*	20,904	291,193
Texas Instruments, Inc.	189,879	5,751,435
	Shares	Value ($)

Xilinx, Inc.	36,346	823,237
		36,594,201
Software 3.0%
Adobe Systems, Inc.*	69,110	2,098,180
Autodesk, Inc.*	24,348	839,032
BMC Software, Inc.*	22,706	542,674
CA, Inc.	48,259	991,723
Citrix Systems, Inc.*	19,998	802,720
Compuware Corp.*	40,346	270,318
Electronic Arts, Inc.*	36,558	1,573,456
Intuit, Inc.*	18,685	1,128,387
Microsoft Corp.	1,014,901	23,647,193
Novell, Inc.*	41,036	272,069
Oracle Corp.*	450,478	6,527,426
Parametric Technology Corp.*	10,716	136,200
Symantec Corp.*	127,352	1,979,050
		40,808,428
Materials 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	23,539	1,504,613
Ashland, Inc.	7,708	514,124
Dow Chemical Co.	116,461	4,545,473
E.I. du Pont de Nemours & Co.	112,012	4,659,699
Eastman Chemical Co.	8,730	471,420
Ecolab, Inc.	19,566	793,988
Hercules, Inc.*	9,507	145,077
International Flavors & Fragrances, Inc.	8,143	286,959
Monsanto Co.	33,258	2,799,991
PPG Industries, Inc.	17,450	1,151,700
Praxair, Inc.	36,185	1,953,990
Rohm & Haas Co.	15,194	761,523
Sigma-Aldrich Corp.	7,120	517,197
		20,105,754
Construction Materials 0.1%
Vulcan Materials Co.	10,525	820,950
Containers & Packaging 0.1%
Ball Corp.	10,936	405,070
Bemis Co., Inc.	9,772	299,219
Pactiv Corp.*	14,819	366,770
Sealed Air Corp.	8,448	439,972
Temple-Inland, Inc.	11,736	503,122
		2,014,153
Metals & Mining 0.9%
Alcoa, Inc.	96,681	3,128,597
Allegheny Technologies, Inc.	11,017	762,817
Freeport-McMoRan Copper & Gold, Inc. "B"	19,396	1,074,732
Newmont Mining Corp.	52,332	2,769,933
Nucor Corp.	36,530	1,981,753
Phelps Dodge Corp.	24,640	2,024,422
United States Steel Corp.	13,659	957,769
		12,700,023
Paper & Forest Products 0.3%
International Paper Co.	54,918	1,773,851
Louisiana-Pacific Corp.	11,173	244,689
MeadWestvaco Corp.	19,559	546,283
Weyerhaeuser Co.	31,445	1,957,451
		4,522,274
	Shares	Value ($)

Telecommunication Services 3.2%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	457,147	12,749,830
BellSouth Corp.	205,741	7,447,824
CenturyTel, Inc.	12,119	450,221
Citizens Communications Co.	34,490	450,094
Embarq Corp.*	15,698	643,461
Qwest Communications International, Inc.*	169,740	1,373,197
Verizon Communications, Inc.	345,229	11,561,719
		34,676,346
Wireless Telecommunication Services 0.7%
ALLTEL Corp.	40,908	2,611,158
Sprint Nextel Corp.	348,268	6,961,877
		9,573,035
Utilities 3.3%
Electric Utilities 1.4%
Allegheny Energy, Inc.*	17,010	630,561
American Electric Power Co., Inc.	51,416	1,760,998
Edison International	34,467	1,344,213
Entergy Corp.	21,856	1,546,312
Exelon Corp.	81,442	4,628,349
FirstEnergy Corp.	35,254	1,911,119
FPL Group, Inc.	52,184	2,159,374
Pinnacle West Capital Corp.	9,508	379,464
PPL Corp.	39,928	1,289,675
Progress Energy, Inc.	26,631	1,141,671
Southern Co.	85,704	2,746,813
		19,538,549
Gas Utilities 0.0%
Nicor, Inc.	5,184	215,136
Peoples Energy Corp.	2,489	89,380
		304,516
Independent Power Producers & Energy Traders 0.5%
AES Corp.*	69,848	1,288,696
Constellation Energy Group	18,810	1,025,521
Dynegy, Inc. "A"*	31,872	174,340
TXU Corp.	56,112	3,354,936
		5,843,493
	Shares	Value ($)

Multi-Utilities 1.4%
Ameren Corp.	21,169	1,069,034
CenterPoint Energy, Inc.	31,321	391,512
CMS Energy Corp.*	24,072	311,492
Consolidated Edison, Inc.	27,922	1,240,854
Dominion Resources, Inc.	43,717	3,269,594
DTE Energy Co.	18,157	739,716
Duke Energy Corp.	149,183	4,381,505
KeySpan Corp.	19,214	776,246
NiSource, Inc.	27,508	600,775
PG&E Corp.	45,349	1,781,309
Public Service Enterprise Group, Inc.	33,175	2,193,531
Sempra Energy	27,287	1,241,013
TECO Energy, Inc.	20,700	309,258
Xcel Energy, Inc.	41,557	797,063
		19,102,902
Total Common Stocks (Cost $1,177,003,404)		1,330,571,461
	Principal Amount ($)	Value ($)

US Treasury Obligation 0.1%
US Treasury Bill, 4.88%**, 9/21/2006 (b) (Cost $2,027,936)	2,050,000	2,028,208
	Shares	Value ($)

Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 5.1% (c) (d) (Cost $8,115,220)	8,115,220	8,115,220

Cash Equivalents 2.6%
Cash Management QP Trust, 5.07% (e) (Cost $35,730,476)	35,730,476	35,730,476
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,222,877,036)+	100.5	1,376,445,365
Other Assets and Liabilities, Net	(0.5)	(6,834,525)
Net Assets	100.0	1,369,610,840

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $1,246,708,658. At June 30, 2006, net unrealized appreciation for all securities based on tax cost was $129,736,707. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $219,496,478 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $89,759,771.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2006 amounted to $7,938,518 which is 0.60% of net assets.

(b) At June 30, 2006, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At June 30, 2006, open future contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
S&P 500 Index	9/14/2006	124	38,950,910	39,661,400	710,490

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,179,031,340) — including $7,938,518 of securities loaned	$ 1,332,599,669
Investment in Daily Assets Fund Institutional (cost $8,115,220)*	8,115,220
Investment in Cash Management QP Trust (cost $35,730,476)	35,730,476
Total investments in securities, at value (cost $1,222,877,036)	1,376,445,365
Receivable for investments sold	911,671
Dividends receivable	1,480,038
Interest receivable	111,835
Receivable for Portfolio shares sold	853,409
Other assets	60,212
Total assets	1,379,862,530
Liabilities
Due to custodian	320,542
Payable upon return of securities loaned	8,115,220
Payable for Portfolio shares redeemed	1,093,584
Payable for investments purchased	43,629
Payable for daily variation margin on open futures contracts	99,259
Accrued advisory fee	134,640
Other accrued expenses and payables	444,816
Total liabilities	10,251,690
Net assets, at value	$ 1,369,610,840
Net Assets
Net assets consist of: Undistributed net investment income	10,287,959
Net unrealized appreciation (depreciation) on: Investments	153,568,329
Futures	710,490
Accumulated net realized gain (loss)	(92,400,196)
Paid-in capital	1,297,444,258
Net assets, at value	$ 1,369,610,840
Class A Net Asset Value, offering and redemption price per share ($1,240,525,811 ÷ 93,334,446 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.29
Class B Net Asset Value, offering and redemption price per share ($69,357,363 ÷ 5,215,381 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.30
Class B2 Net Asset Value, offering and redemption price per share ($59,727,666 ÷ 4,490,681 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 13.30

* Represents collateral on securities loaned.

Statement of Operations for the six months ended June 30, 2006 (Unaudited)
Investment Income
Income: Dividends	$ 11,849,754
Interest	29,789
Interest — Cash Management QP Trust	332,439
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	29,279
Total Income	12,241,261
Expenses: Advisory fee	1,225,374
Administrative service fee	156,996
Administration fees	106,053
Custodian fee	20,689
Distribution service fees (Class B and B2)	157,080
Record keeping fee (Class B2)	39,013
Services to shareholders	55,828
Auditing	27,044
Legal	63,551
Trustees' fees and expenses	20,480
Reports to shareholders	29,760
Other	48,644
Total expenses before expense reductions	1,950,512
Expense reductions	(72,273)
Total expenses after expense reductions	1,878,239
Net investment income (loss)	10,363,022
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	426,015
Futures	(838,544)
(412,529)
Net unrealized appreciation (depreciation) during the period on: Investments	20,760,428
Futures	921,961
21,682,389
Net gain (loss) on investment transactions	21,269,860
Net increase (decrease) in net assets resulting from operations	$ 31,632,882

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income (loss)	$ 10,363,022	$ 15,253,658
Net realized gain (loss) on investment transactions	(412,529)	(14,168,370)
Net unrealized appreciation (depreciation) during the period on investment transactions	21,682,389	41,844,749
Net increase (decrease) in net assets resulting from operations	31,632,882	42,930,037
Distributions to shareholders from: Net investment income: Class A	(13,781,595)	(12,006,950)
Class B	(640,558)	(714,321)
Class B2	(485,019)	—
Portfolio share transactions: Class A Proceeds from shares sold	267,823,952	176,934,741
Proceeds from tax-free reorganization	—	311,282,616
Reinvestment of distributions	13,781,595	12,006,950
Cost of shares redeemed	(157,688,115)	(216,433,043)
Net increase (decrease) in net assets from Class A share transactions	123,917,432	283,791,264
Class B Proceeds from shares sold	10,951,868	29,079,301
Reinvestment of distributions	640,558	714,321
Cost of shares redeemed	(10,721,904)	(17,678,251)
Net increase (decrease) in net assets from Class B share transactions	870,522	12,115,371
Class B2 Proceeds from shares sold	8,385,524	71,422,580
Proceeds from tax-free reorganization	—	69,769,766
Reinvestment of distributions	485,019	—
Cost of shares redeemed	(9,127,448)	(82,593,913)
Net increase (decrease) in net assets from Class B2 share transactions	(256,905)	58,598,433
Increase (decrease) in net assets	141,256,759	384,713,834
Net assets at beginning of period	1,228,354,081	843,640,247
Net assets at end of period (including undistributed net investment income of $10,287,959 and $14,832,109, respectively)	$ 1,369,610,840	$ 1,228,354,081

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (continued)
Other Information	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
Class A Shares outstanding at beginning of period	84,067,247	62,064,495
Shares sold	20,053,321	14,056,786
Share issued in tax-free reorganization	—	24,054,780
Shares issued to shareholders in reinvestment of distributions	1,008,902	1,010,686
Shares redeemed	(11,795,024)	(17,119,500)
Net increase (decrease) in Class A shares	9,267,199	22,002,752
Shares outstanding at end of period	93,334,446	84,067,247
Class B Shares outstanding at beginning of period	5,155,670	4,191,602
Shares sold	811,225	2,301,387
Shares issued to shareholders in reinvestment of distributions	46,859	60,077
Shares redeemed	(798,373)	(1,397,396)
Net increase (decrease) in Class B shares	59,711	964,068
Shares outstanding at end of period	5,215,381	5,155,670
Class B2 Shares outstanding at beginning of period	4,506,034	—
Shares sold	630,754	5,522,164
Share issued in tax-free reorganization	—	5,392,081
Shares issued to shareholders in reinvestment of distributions	35,455	—
Shares redeemed	(681,562)	(6,408,211)
Net increase (decrease) in Class B2 shares	(15,353)	4,506,034
Shares outstanding at end of period	4,490,681	4,506,034

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.11	$ 12.73	$ 11.64	$ 9.20	$ 11.98	$ 13.77
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.21	.21	.15	.14	.09
Net realized and unrealized gain (loss) on investment transactions	.23	.37	1.01	2.41	(2.81)	(1.77)
Total from investment operations	.34	.58	1.22	2.56	(2.67)	(1.68)
Less distributions from: Net investment income	(.16)	(.20)	(.13)	(.12)	(.11)	(.10)
Net realized gain on investment transactions	—	—	—	—	—	(.01)
Total distributions	(.16)	(.20)	(.13)	(.12)	(.11)	(.11)
Net asset value, end of period	$ 13.29	$ 13.11	$ 12.73	$ 11.64	$ 9.20	$ 11.98
Total Return (%)	2.56c**	4.68	10.59[c]	28.16[c]	(22.31)[c]	(12.18)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,241	1,102	790	627	395	466
Ratio of expenses before expense reductions and/or recoupments (%)	.28*	.27	.28	.30	.32	.31
Ratio of expenses after expense reductions and/or recoupments (%)	.27*	.27	.29	.30	.30	.30
Ratio of net investment income (loss) (%)	1.68*	1.62	1.76	1.50	1.33	1.06
Portfolio turnover rate (%)	14*	15	1	1	10	2[d]

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] Portfolio turnover excludes the impact of redemption in kind.

* Annualized

** Not annualized

Class B Years Ended December 31,	2006[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.10	$ 12.72	$ 11.63	$ 9.20	$ 11.27
Income (loss) from investment operations: Net investment income (loss)[c]	.10	.17	.20	.14	.09
Net realized and unrealized gain (loss) on investment transactions	.23	.38	.99	2.40	(2.07)
Total from investment operations	.33	.55	1.19	2.54	(1.98)
Less distributions from: Net investment income	(.13)	(.17)	(.10)	(.11)	(.09)
Net asset value, end of period	$ 13.30	$ 13.10	$ 12.72	$ 11.63	$ 9.20
Total Return (%)	2.46d**	4.42	10.32[d]	27.83	(17.56)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	69	68	53	17	3
Ratio of expenses before expense reductions and/or recoupments (%)	.53*	.52	.53	.55	.55*
Ratio of expenses after expense reductions and/or recoupments (%)	.52*	.52	.54	.55	.55*
Ratio of net investment income (loss) (%)	1.43*	1.37	1.71	1.29	1.45*
Portfolio turnover rate (%)	14*	15	1	1	10

[a] For the six months ended June 30, 2006 (Unaudited).

[b] For the period April 30, 2002 (commencement of operations) to December 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B2	2006[a]	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.09	$ 12.94
Income (loss) from investment operations: Net investment income (loss)[c]	.09	.05
Net realized and unrealized gain (loss) on investment transactions	.23	.10
Total from investment operations	.32	.15
Less distributions from: Net investment income	(.11)	—
Net asset value, end of period	$ 13.30	$ 13.09
Total Return (%)[d]	2.42**	1.16**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	60	59
Ratio of expenses before expense reductions (%)	.66*	.66*
Ratio of expenses after expense reductions (%)	.63*	.63*
Ratio of net investment income (loss) (%)	1.31*	1.34*
Portfolio turnover rate (%)	14*	15

[a] For the six months ended June 30, 2006 (Unaudited).

[b] For the period September 16, 2005 (commencement of operations) to December 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Equity 500 Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers three classes of shares to investors: Class A Shares, Class B Shares and Class B2 shares. Class B and Class B2 Shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of average daily net assets. In addition, Class B2 shares are subject to record keeping fees equal to an annual rate of up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Portfolio is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

At December 31, 2005, the Portfolio had a net tax basis capital loss carryforward of approximately $66,871,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2008 ($3,215,000), December 31, 2009 ($9,116,000), December 31, 2010 ($17,081,000), December 31, 2011 ($4,052,000), and December 31, 2012 ($33,407,000), the respective, the expiration dates, whichever occurs first, which may be subject to certain limitations under sections 382-384 of the Internal Revenue Code. In addition, from November 1, 2005 through December 31, 2005, the Portfolio incurred approximately $1,511,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year end December 31, 2006.

The DWS Equity 500 Index VIP inherited approximately $53,808,000 of its capital loss carryforward from its merger with the SVS II Index 500 Portfolio (Note H), which may be applied against any net realized taxable gains. During the year ended December 31, 2005 the Portfolio utilized approximately $500,000 of the inherited amount. At December 31, 2005 the Portfolio had a remaining net tax basis capital loss carryforward of $53,308,000 inherited from the merger which may be applied against any net realized taxable gains of each succeeding year until fully utilized or until December 31, 2008 ($3,215,000), December 31, 2009 ($9,116,000), December 31, 2010 ($3,518,000), December 31, 2011 ($4,052,000), and December 31, 2012 ($33,407,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments) aggregated $196,110,076 and $90,758,288, respectively.

C. Related Parties

Investment Advisory Agreement. Deutsche Asset Management, Inc. ("DeAM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Under the investment advisory agreement, the Portfolio pays the Advisor an annual fee equal to an annual rate of 0.200% of the first $1,000,000,000 of the Portfolio's average daily net assets, 0.175% of the next $1,000,000,000 of the Portfolio's average daily net assets and 0.150% of such net assets in excess of $2,000,000,000, which is calculated daily and paid monthly.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Portfolio.

For the period from January 1, 2006 through May 31, 2006, the Advisor contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain the operating expenses of each class at 0.28%, 0.53%, and 0.63% of average daily net assets for Class A, B and B2 shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses).

Effective June 1, 2006 through April 31, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Portfolio to the extent necessary to maintain the operating expenses of each class at 0.278%, 0.528% and 0.63% of average daily net assets for Class A, B and B2 shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses).

Accordingly, for the six months ended June 30, 2006, the Advisor waived a portion of its Advisory fee aggregating $65,775 and the amount charged aggregated $1,159,599, which was equivalent to an annualized effective rate of 0.18% of the Portfolio's average daily net assets.

In addition, the Advisor reimbursed the Portfolio $6,036 for the record keeping fees of Class B2 shares for the six months ended June 30, 2006.

The Advisor may recoup any of its waived investment advisory fees within the following three years if the Portfolio is able to make the repayment without exceeding its contractual expense limits during the period of waiver/reimbursement. As of December 31, 2005, there were no amounts subject to repayment by the Advisor.

Administrative Service Fee. Prior to June 1, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, was the Portfolio's Administrator. The Portfolio paid the Administrator an annual fee ("Administrative service fee") based on its average daily net assets, computed and accrued daily and payable monthly at an annual rate of 0.03%. For the period January 1, 2006 through May 31, 2006, ICCC received an administrative service fee of $156,996, all of which is paid.

Effective June 1, 2006, the Administrator agreement with ICCC was terminated and the Portfolio entered into an Administrative Service Agreement with Deutsche Investment Management Americas, Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DeIM an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, DeIM received an administration fee of $106,053, all of which is unpaid.

DeIM has and ICCC had entered into a sub-accounting agreement with DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), a wholly owned subsidiary of Deutsche Bank AG. Under the agreement, DWS-SFAC performs accounting services and other related services to the Portfolio. Pursuant to a sub-accounting agreement between DWS-SFAC and State Street Bank and Trust Company, DWS-SFAC has delegated certain accounting functions to State Street Corporation. The costs and expenses of such delegation are borne by DeIM, and were borne by ICCC, not by the Portfolio.

Distribution Service Agreement. DWS Scudder Distributors, Inc. ("DWS-SDI"), also an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B and B2 shares. For the six months ended June 30, 2006, the Distribution Service Fees were as follows:

Distribution Service Fee	Total Aggregated	Unpaid at June 30, 2006
Class B	$ 85,055	20,824
Class B2	72,025	13,269
	$ 157,080	$ 34,093

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the six months ended June 30, 2006, the amounts charged to the Portfolio by DWS-SISC and DST aggregated $55,828, of which $190,742 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the six months ended June 30, 2006, the amount charged to the Portfolio by DeIM included in reports to shareholders aggregated $4,068, of which $2,400 is unpaid.

Trustees Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and the Chairman of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2006, the Portfolio's custodian fees were reduced by $462 for custody credits earned.

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JP Morgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Portfolio may borrow up to a maximum of 33% of its net assets under the agreement.

F. Ownership of the Portfolio

At June 30, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 59% and 16%, respectively. At June 30, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 60% and 34%, respectively. At June 30, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B2 shares of the Portfolio, each owning 80% and 19%, respectively.

G. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

H. Acquisition of Assets

On September 16, 2005, the DWS Equity 500 Index VIP acquired all of the net assets of Scudder SVS II Index 500 Portfolio pursuant to a plan of reorganization approved by shareholders on September 2, 2005. The acquisition was accomplished by a tax-free exchange of 33,992,448 Class A shares and 7,616,366 Class B2 shares of the Scudder SVS II Index 500 Portfolio, respectively, for 24,054,780 Class A shares and 5,392,081 Class B2 shares of DWS Equity 500 Index VIP, respectively, outstanding on September 16, 2005. Scudder SVS II Index 500 Portfolio's net assets at that date of $381,052,382, including $69,449,584 of net unrealized appreciation, were combined with those of the DWS Equity 500 Index VIP. The aggregate net assets of the DWS Equity 500 Index VIP immediately before the acquisition were $859,731,509. The combined net assets of the DWS Equity 500 Index VIP immediately following the acquisition were $1,240,783,891.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Shareholder Meeting Results

A Special Meeting of Shareholders (the "Meeting") of DWS Investments VIT Funds (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the Shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Investments VIT Funds.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	90,776,022.825	3,767,879.874
Dawn-Marie Driscoll	90,634,404.365	3,909,498.334
Keith R. Fox	90,791,668.751	3,752,233.948
Kenneth C. Froewiss	90,771,594.500	3,772,308.199
Martin J. Gruber	90,715,472.102	3,828,430.597
Richard J. Herring	90,810,930.620	3,732,972.079
Graham E. Jones	90,698,771.929	3,845,130.770
Rebecca W. Rimel	90,681,776.859	3,862,125.840
Philip Saunders, Jr.	90,716,673.809	3,827,228.890
William N. Searcy, Jr.	90,728,370.338	3,815,532.361
Jean Gleason Stromberg	90,699,168.340	3,844,734.359
Carl W. Vogt	90,735,977.335	3,807,925.364
Axel Schwarzer	90,689,970.472	3,853,932.227

II-A. Approval of an Amended and Restated Investment Management Agreement with Deutsche Asset Management, Inc.

Number of Votes:
Affirmative	Against	Abstain
58,918,176.846	1,955,659.301	4,534,705.248

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
Affirmative	Against	Abstain
58,986,517.353	1,922,312.214	4,499,711.828

II-C. Approval of a Subadvisor Approval Policy.

Number of Votes:
Affirmative	Against	Abstain
58,294,736.434	2,419,196.325	4,694,608.636

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
Affirmative	Against	Abstain
58,605,292.378	1,938,789.350	4,864,459.667

III-B. Pledging Assets

Number of Votes:
Affirmative	Against	Abstain
58,680,231.294	1,875,327.381	4,852,982.720

III-C. Senior Securities

Number of Votes:
Affirmative	Against	Abstain
58,766,410.721	1,778,938.486	4,863,192.188

III-D. Concentration

Number of Votes:
Affirmative	Against	Abstain
58,803,799.959	1,751,758.716	4,852,982.720

III-E. Underwriting of Securities

Number of Votes:
Affirmative	Against	Abstain
58,850,586.916	1,694,762.291	4,863,192.188

III-F. Real Estate Investments

Number of Votes:
Affirmative	Against	Abstain
58,829,821.545	1,715,527.662	4,863,192.188

III-G. Commodities

Number of Votes:
Affirmative	Against	Abstain
58,730,308.501	1,815,040.706	4,863,192.188

III-H. Lending

Number of Votes:
Affirmative	Against	Abstain
58,745,262.030	1,800,087.177	4,863,192.188

III-I. Portfolio Diversification for Diversified Funds

Number of Votes:
Affirmative	Against	Abstain
58,850,325.131	1,705,230.544	4,852,982.720

III-K. Oil, Gas and Mineral Programs

Number of Votes:
Affirmative	Against	Abstain
58,684,673.118	1,870,885.557	4,852,982.720

IV-A. Approval of Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Investments VIT Funds.)

Number of Votes:
Affirmative	Against	Abstain
85,808,378.965	2,981,421.936	5,754,101.798

The Meeting was reconvened on June 1, 2006, at which time the following matter was voted upon by the Shareholders. (The resulting votes are presented below.)

VI-B. Approval of Future Amendments to the Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Investments VIT Funds.)

Number of Votes:
Affirmative	Against	Abstain
89,118,434.930	3,652,849.477	6,890,954.333

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Notes

Notes

About the Portfolio's Advisor

Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-equ500-3 45953 (8/06)

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, Two International Place, 10th Floor, Boston, MA 02110.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 22, 2006